Taxes Payable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Taxes Payable
Value Added Tax payable		¥ 103,182	¥ 55,996
Withholding individual income taxes for employees		161,814	131,006
Enterprise income taxes		1,248,518	1,360,686
Others		51,178	174,813
Total taxes payable	$ 240,489	¥ 1,564,692	¥ 1,722,501